Loan Receivables, Net (Details) ¥ in Thousands	Jun. 30, 2024 CNY (¥)
Loans Receivables, Net [Line Items]
Term-loan	¥ 774,051
Interest rate	6.00%
Loans bear of interest rate	5.00%
Third Party [Member] | Education Service [Member]
Loans Receivables, Net [Line Items]
Term-loan	¥ 679,300
Corresponding interest receivable	6,060
Sichuan Tianyi [Member] | Third Party [Member]
Loans Receivables, Net [Line Items]
Term-loan	95,000
Corresponding interest receivable	¥ 4,259